GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Rada Electronic Industries Ltd. ("the Company") is an Israel - based defense electronics contractor that specialize in the development, manufacture and sale of data recording and management systems (such as digital video and data recorders, ground debriefing stations, head-up display cameras), inertial navigation systems for air and land applications, avionics solutions (such as aircraft upgrades, avionics for unmanned aircraft vehicles, or UAVs, store management systems and interface computers) and land radar for force and border protection applications (active protective systems for armored fighting vehicles, hostile fire detection and perimeter surveillance ). The Company also provides test and repair services using its CATS testers and test program sets for commercial aviation electronic systems mainly through its Chinese subsidiary.

The Company is organized and operates as one business segment.

b.
As reflected in the consolidated financial statements as of December 31, 2011, the Company has an accumulated deficit of $ 63,514. Based on existing and anticipated orders in 2012 and the Company's current credit facilities, management believes that the anticipated cash flows from operations and liquidity resources will enable the Company to finance its operations at least through December 31, 2012.

c.
The Company operates a test and repair shop using its Automated Test Equipment ("ATE") products in Beijing, China through its 80% owned Chinese subsidiary, Beijing Huari Aircraft Components Maintenance and Services Co. Ltd. ("CACS" or "subsidiary"). CACS was established with a Chinese third party, which owns the remaining 20% equity interest.

In 2010, the Company and the Chinese third party, agreed that the third party would divest its 20% interest in CACS and we would become a 100% interest holder in CACS.  In consideration for the 20% interest in CACS, the Company would provide the third party its 80% interest in the land and building in CACS.  The agreement is subject to the approval of the Chinese authorities and other procedures which need to be performed by both parties.  While this transaction was expected to be approved and finalized in 2011, as of March 28, 2012 the approval of the Chinese authorities has not yet been received and the transaction was not executed.

d.	Revenues from major customers accounted for 76%, 77% and 62% of total revenues for the years ended December 31, 2011, 2010 and 2009, respectively. See note 15c.